Loans, allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2011
Loans, allowance for loan losses and credit quality

Loans are divided in two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.

The determination of the loan classes is primarily driven by the customer segmentation in the two business divisions, Private Banking and Investment Banking, that are engaged in credit activities.
The Group assigns both counterparty and transaction ratings to its credit exposures. The counterparty rating reflects the probability of default (PD) of the counterparty. The transaction rating reflects the expected loss, considering collateral, on a given transaction if the counterparty defaults. Credit risk is assessed and monitored on the single obligor and single obligation level as well as on the credit portfolio level as represented by the classes of loans. Credit limits are used to manage counterparty credit risk.

Loans
end of	2011	2010

Loans (CHF million)

Mortgages	88,255	84,625

Loans collateralized by securities	26,461	24,552

Consumer finance	6,695	5,708

Consumer	121,411	114,885

Real estate	25,185	23,362

Commercial and industrial loans	59,998	54,673

Financial institutions	25,373	24,764

Governments and public institutions	2,390	2,207

Corporate & institutional	112,946	105,006

Gross loans	234,357	219,891

of which held at amortized cost	213,663	201,339

of which held at fair value	20,694	18,552

Net (unearned income)/deferred expenses	(34)	(32)

Allowance for loan losses	(910)	(1,017)

Net loans	233,413	218,842

Gross loans by location (CHF million)

Switzerland	146,737	138,989

Foreign	87,620	80,902

Gross loans	234,357	219,891

Impaired loan portfolio (CHF million)

Non-performing loans	758	961

Non-interest-earning loans	262	340

Total non-performing and non-interest-earning loans	1,020	1,301

Restructured loans	18	52

Potential problem loans	680	510

Total other impaired loans	698	562

Gross impaired loans	1,718	1,863

Allowance for loan losses
	2011			2010	2009

	Consumer	Corporate & institutional	Total	Total	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	279	738	1,017	1,395	1,639

Net movements recognized in statements of operations	87	54	141	(93)	315

Gross write-offs	(124)	(175)	(299)	(294)	(674)

Recoveries	39	2	41	63	63

Net write-offs	(85)	(173)	(258)	(231)	(611)

Provisions for interest	2	12	14	2	43

Foreign currency translation impact and other adjustments, net	6	(10)	(4)	(56)	9

Balance at end of period	289	621	910	1,017	1,395

Allowance for loan losses and gross loans held at amortized cost by loan portfolio
	2011			2010			2009

end of	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Total

Allowance for loan losses (CHF million)

Balance at end of period	289	621	910	279	738	1,017	1,395

of which individually evaluated for impairment	222	428	650	210	539	749	984

of which collectively evaluated for impairment	67	193	260	69	199	268	411

Gross loans held at amortized cost (CHF million)

Balance at end of period	121,401	92,262	213,663	114,879	86,460	201,339	–

of which individually evaluated for impairment	605	942	1,547	634	1,017	1,651	–

of which collectively evaluated for impairment	120,796	91,320	212,116	114,245	85,443	199,688	–

Purchases, reclassifications and sales
	2011

in	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases	–	4,121	4,121

Reclassifications to loans held-for-sale [1]	–	1,363	1,363

Sales [1]	–	1,117	1,117

1 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Credit quality of loans held at amortized cost
Management monitors the credit quality of loans through its credit risk management processes, which are structured to assess, quantify, measure, monitor and manage risk on a consistent basis. This process requires careful consideration of proposed extensions of credit, the setting of specific limits, monitoring during the life of the exposure, active use of credit mitigation tools and a disciplined approach to recognizing credit impairment.

Management evaluates many factors when assessing the credit quality of loans. These factors include the volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. For the purpose of credit quality disclosures, the Group uses internal risk ratings as credit quality indicators.

The Group employs a set of credit ratings for the purpose of internally rating counterparties. Credit ratings are intended to reflect the risk of default of each obligor or counterparty. Ratings are assigned based on internally developed rating models and processes, which are subject to governance and internally independent validation procedures.

Internal ratings are assigned to all loans reflecting the Group’s internal view of the credit quality of the obligor. Internal ratings may differ from a counterparty’s external ratings, if one is available. Internal ratings are reviewed at least annually. For the calculation of internal risk estimates and risk-weighted assets, a PD is assigned to each loan. For corporate & institutional loans excluding corporates managed on the Swiss platform, the PD is determined by the internal credit rating. The PD for each rating is calibrated based on historic default experience, using external data from Standard & Poor’s, and backtested to ensure consistency with internal experience. For corporates managed on the Swiss platform and consumer loans, the PD is calculated directly by proprietary statistical rating models, which are based on internally compiled data comprising both quantitative factors (primarily loan-to-value ratio and the borrower’s income level for mortgage lending and balance sheet information for corporates) and qualitative factors (e.g., credit histories from credit reporting bureaus). In this case, an equivalent rating is assigned for reporting purposes, based on the PD band associated with each rating.

Reverse repurchase agreements are fully collateralized and in the event of counterparty default the reverse repurchase agreement provides the Group the right to liquidate the collateral held. The Group risk manages these instruments on the basis of the value of the underlying collateral, as opposed to loans, which are risk managed on the ability of the counterparty to repay. Therefore the underlying collateral coverage is the most appropriate credit quality indicator for reverse repurchase agreements. Also, the Group has elected the fair value option for the majority of its reverse repurchase agreements. As such, reverse repurchase agreements have not been included in the following tables.

The following tables present the Group’s recorded investment in loans held at amortized cost by internal counterparty credit ratings that are used as credit quality indicators for the purpose of this disclosure, and a related aging analysis.

Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2011 (CHF million)

Mortgages	166	637	8,837	55,222	22,368	763	18	19	0	225	88,255

Loans collateralized by securities	1	18	397	24,089	1,793	88	0	2	0	73	26,461

Consumer finance	1	5	51	3,234	2,187	524	58	9	316	300	6,685

Consumer	168	660	9,285	82,545	26,348	1,375	76	30	316	598	121,401

Real estate	341	204	1,241	12,476	10,277	312	0	3	0	60	24,914

Commercial and industrial loans	409	242	1,755	21,182	20,091	3,128	179	27	121	714	47,848

Financial institutions	3,906	2,098	3,333	5,549	1,890	760	3	43	0	132	17,714

Governments and public institutions	119	88	355	484	160	104	470	0	0	6	1,786

Corporate & institutional	4,775	2,632	6,684	39,691	32,418	4,304	652	73	121	912	92,262

Gross loans held at amortized cost	4,943	3,292	15,969	122,236	58,766	5,679	728	103	437	1,510	213,663

Value of collateral [1]	3,938	1,751	14,176	112,505	48,100	3,171	119	86	9	871	184,726

2010 (CHF million)

Mortgages	147	1,267	10,206	48,270	23,499	949	29	3	0	255	84,625

Loans collateralized by securities	1	69	355	22,547	1,495	28	0	0	0	57	24,552

Consumer finance	1	3	114	2,340	2,065	522	51	28	266	312	5,702

Consumer	149	1,339	10,675	73,157	27,059	1,499	80	31	266	624	114,879

Real estate	25	278	1,955	9,758	10,496	499	0	0	0	77	23,088

Commercial and industrial loans	351	714	1,926	21,008	16,190	3,085	102	239	162	765	44,542

Financial institutions	2,183	2,742	1,635	7,143	2,047	1,305	0	0	20	106	17,181

Governments and public institutions	119	157	235	464	91	60	517	0	0	6	1,649

Corporate & institutional	2,678	3,891	5,751	38,373	28,824	4,949	619	239	182	954	86,460

Gross loans held at amortized cost	2,827	5,230	16,426	111,530	55,883	6,448	699	270	448	1,578	201,339

Value of collateral [1]	2,490	3,792	14,125	103,362	47,813	3,991	76	0	8	740	176,397

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Value of collateral
In Private Banking, all collateral values for loans are regularly reviewed according to our risk management policies and directives, with maximum review periods determined by market liquidity, market transparency and appraisal costs. For example, traded securities are revalued on a daily basis and property values are appraised over a period of more than one year considering the characteristics of the borrower, current developments in the relevant real estate market and the current level of credit exposure to the borrower. If the credit exposure to a borrower has changed significantly, in volatile markets or in times of increasing general market risk, collateral values may be appraised more frequently. Management judgment is applied in assessing whether markets are volatile or general market risk has increased to a degree that warrants a more frequent update of collateral values. Movements in monitored risk metrics that are statistically different compared to historical experience are considered in addition to analysis of externally-provided forecasts, scenario techniques and macro-economic research. For impaired loans, the fair value of collateral is determined within 90 days of the date the impairment was identified and thereafter regularly revalued by Group credit risk management (CRM) within the impairment review process.

In Investment Banking, few loans are collateral dependent. The collateral values for these loans are appraised on at least an annual basis, or when a loan-relevant event occurs.
Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total

2011 (CHF million)

Mortgages	88,016	48	12	6	173	239	88,255

Loans collateralized by securities	26,254	180	11	3	13	207	26,461

Consumer finance	5,886	496	86	50	167	799	6,685

Consumer	120,156	724	109	59	353	1,245	121,401

Real estate	24,840	41	3	1	29	74	24,914

Commercial and industrial loans	47,085	454	90	50	169	763	47,848

Financial institutions	17,550	78	2	48	36	164	17,714

Governments and public institutions	1,785	1	0	0	0	1	1,786

Corporate & institutional	91,260	574	95	99	234	1,002	92,262

Gross loans held at amortized cost	211,416	1,298	204	158	587	2,247	213,663

2010 (CHF million)

Mortgages	84,305	81	16	18	205	320	84,625

Loans collateralized by securities	24,421	100	10	2	19	131	24,552

Consumer finance	5,032	393	83	28	166	670	5,702

Consumer	113,758	574	109	48	390	1,121	114,879

Real estate	23,004	39	0	1	44	84	23,088

Commercial and industrial loans	43,267	736	96	43	400	1,275	44,542

Financial institutions	17,028	125	4	0	24	153	17,181

Governments and public institutions	1,645	3	1	0	0	4	1,649

Corporate & institutional	84,944	903	101	44	468	1,516	86,460

Gross loans held at amortized cost	198,702	1,477	210	92	858	2,637	201,339

Impaired loans
Categories of impaired loans
A loan is classified as non-performing no later than when the contractual payments of principal and/or interest are more than 90 days past due except for subprime residential loans which are classified as non-performing no later than when the contractual payments of principal and/or interest are more than 120 days past due. Substantially all of our subprime residential mortgage loans are held for securitization. The additional 30 days ensure that these loans are not incorrectly assessed as non-performing during the time when servicing of them typically is being transferred. However, management may determine that a loan should be classified as non-performing notwithstanding that contractual payments of principal and/or interest are less than 90 days past due or, in the case of subprime residential loans, 120 days past due. For non-performing loans, a provision is recorded in the amount of the accrual for any accrued but unpaid interest at the date the loan is classified as non-performing, resulting in a charge to the consolidated statements of operations. In addition, the Group continues to add accrued interest receivable to the loans balance for collection purposes; however, a provision is recorded resulting in no interest income recognition. Thereafter, the outstanding principal balance is evaluated at least annually for collectibility and a provision is established as necessary.

A loan can be further downgraded to non-interest-earning when the collection of interest is considered so doubtful that further accrual of interest is deemed inappropriate. At that time, and on at least a quarterly basis thereafter depending on various risk factors, the outstanding principal balance, net of provisions previously recorded, is evaluated for collectibility and additional provisions are established as required.

Generally, non-performing loans and non-interest-earning loans may be restored to performing status only when delinquent principal and interest are brought up to date in accordance with the terms of the loan agreement and when certain performance criteria are met.

Interest collected on non-performing loans and non-interest-earning loans is accounted for using the cash basis or the cost recovery method or a combination of both.
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2011 (CHF million)

Mortgages	176	14	190	1	73	74	264

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	262	28	290	0	25	25	315

Consumer	465	55	520	1	144	145	665

Real estate	29	7	36	0	24	24	60

Commercial and industrial loans	215	129	344	17	454	471	815

Financial institutions	49	65	114	0	58	58	172

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	293	207	500	17	536	553	1,053

Gross impaired loans	758	262	1,020	18	680	698	1,718

2010 (CHF million)

Mortgages	208	22	230	0	74	74	304

Loans collateralized by securities	40	19	59	0	1	1	60

Consumer finance	282	30	312	0	4	4	316

Consumer	530	71	601	0	79	79	680

Real estate	55	13	68	0	15	15	83

Commercial and industrial loans	353	207	560	52	339	391	951

Financial institutions	23	43	66	0	77	77	143

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	431	269	700	52	431	483	1,183

Gross impaired loans	961	340	1,301	52	510	562	1,863

Loans that are not already classified as non-performing or non-interest-earning but were modified in a troubled debt restructuring are reported as restructured loans. Generally, a restructured loan would have been considered impaired and an associated allowance for loan losses established prior to the restructuring. Loans modified in a troubled debt restructuring are reported as restructured loans to the end of the reporting year in which the loan was modified or for as long as an allowance for loan losses based on the terms specified by the restructuring agreement is associated with the restructured loan or an interest concession made at the time of the restructuring exists. In making the determination of whether an interest rate concession has been made, market interest rates for loans with comparable risk to borrowers of the same credit quality are considered. Loans that have been restructured in a troubled debt restructuring and are performing according to the new terms continue to accrue interest. Loan restructurings may include the receipt of assets in satisfaction of the loan, the modification of loan terms (e.g., reduction of interest rates, extension of maturity dates at a stated interest rate lower than the current market rate for new loans with similar risk, or reduction in principal amounts and/or accrued interest balances) or a combination of both. In 2011, the number of loan restructurings and related financial effects and the number of defaults and related carrying values of loans that had been restructured within the previous 12 months were not material.

Potential problem loans are impaired loans not already classified as non-performing, non-interest earning or restructured loans where contractual payments have been received according to schedule, but where doubt exists as to the collection of future contractual payments. Potential problem loans are evaluated for impairment on an individual basis and an allowance for loan losses is established as necessary. Potential problem loans continue to accrue interest.

The amortization of net loan fees or costs on impaired loans is generally discontinued during the periods in which matured and unpaid interest or principal is outstanding. On settlement of a loan, if the loan balance is not collected in full, an allowance is established for the uncollected amount, if necessary, and the loan is then written off, net of any deferred loan fees and costs.

Write-off of a loan occurs when it is considered certain that there is no possibility of recovering the outstanding principal. In Investment Banking, a loan is written down to its net book value once the loan provision is greater than 80% of the loan notional amount, unless repayment of the loan is anticipated to occur within the next two quarters. In Private Banking, write-offs are made, based on an individual counterparty assessment performed by Group CRM, if it is certain that parts of a loan will not be recoverable. For collateralized loans, the collateral is assessed and the unsecured exposure is written-off. Write-offs on uncollateralized loans are based on the borrower’s ability to pay back the outstanding loan out of free cash flow. The Group evaluates the recoverability of the loans granted, if a borrower is expected to default wholly or partly on its payment obligations or to meet these only with third-party support. Adjustments are made to reflect the estimated realizable value of the loan or any collateral. Triggers to assess the creditworthiness of a borrower to absorb the adverse developments include for example i) a default on interest or principal payments by more than 90 days, ii) a waiver of interest or principal by the Group, iii) a downgrade of the loan to non-interest-earning, iv) the collection of the debt through seizure order, bankruptcy proceedings or realization of collateral, or v) the insolvency of the borrower. Based on such assessment, Group CRM evaluates the need for write-offs individually and on an ongoing basis.

Recoveries of loans previously written off are recorded based on the cash or estimated fair value of other amounts received.
Gross impaired loan details
	2011			2010

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan details (CHF million)

Mortgages	217	206	41	270	256	50

Loans collateralized by securities	85	83	50	60	52	50

Consumer finance	303	288	131	304	290	110

Consumer	605	577	222	634	598	210

Real estate	46	38	20	80	67	34

Commercial and industrial loans	734	709	318	794	733	407

Financial institutions	156	154	84	137	135	92

Governments and public institutions	6	5	6	6	4	6

Corporate & institutional	942	906	428	1,017	939	539

Gross impaired loans with a specific allowance	1,547	1,483	650	1,651	1,537	749

Mortgages	46	46	–	34	34	–

Loans collateralized by securities	1	1	–	0	0	–

Consumer finance	13	13	–	12	12	–

Consumer	60	60	–	46	46	–

Real estate	15	15	–	3	3	–

Commercial and industrial loans	80	80	–	157	156	–

Financial institutions	16	16	–	6	6	–

Corporate & institutional	111	111	–	166	165	–

Gross impaired loans without specific allowance	171	171	–	212	211	–

Gross impaired loans	1,718	1,654	650	1,863	1,748	749

of which consumer loans	665	637	222	680	644	210

of which corporate and institutional loans	1,053	1,017	428	1,183	1,104	539

Gross impaired loan details (continued)
	2011			2010

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan details (CHF million)

Mortgages	222	1	0	275	2	2

Loans collateralized by securities	82	1	0	60	1	0

Consumer finance	276	2	1	319	8	4

Consumer	580	4	1	654	11	6

Real estate	47	1	1	77	1	1

Commercial and industrial loans	871	7	6	771	6	5

Financial institutions	160	0	0	153	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate & institutional	1,084	8	7	1,007	7	6

Gross impaired loans with a specific allowance	1,664	12	8	1,661	18	12

Mortgages	94	0	0	98	0	0

Loans collateralized by securities	4	0	0	3	0	0

Consumer finance	19	0	0	14	0	0

Consumer	117	0	0	115	0	0

Real estate	74	5	5	14	0	0

Commercial and industrial loans	149	1	0	255	0	0

Financial institutions	19	0	0	6	0	0

Corporate & institutional	242	6	5	275	0	0

Gross impaired loans without specific allowance	359	6	5	390	0	0

Gross impaired loans	2,023	18	13	2,051	18	12

of which consumer loans	697	4	1	769	11	6

of which corporate and institutional loans	1,326	14	12	1,282	7	6

Allowance for specifically identified credit losses on impaired loans
The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. The Group performs an in-depth review and analysis of impaired loans, considering factors such as recovery and exit options as well as considering collateral and counterparty risk. In general, all impaired loans are individually assessed. For consumer loans, the trigger to detect an impaired loan is non-payment of interest. Corporate & institutional loans are reviewed at least annually based on the borrower’s financial statements and any indications of difficulties they may experience. Loans that are not impaired, but which are of special concern due to changes in covenants, downgrades, negative financial news and other adverse developments, are included on a watch list. All loans on the watch list are reviewed at least quarterly to determine whether they should be moved to Group recovery management at which point they are reviewed quarterly for impairment. If an individual loan specifically identified for evaluation is considered impaired, the allowance is determined as a reasonable estimate of credit losses existing as of the end of the reporting period. Thereafter, the allowance is revalued by Group credit risk management at least annually or more frequently depending on the risk profile of the borrower or credit relevant events. For certain non-collateral-dependent impaired loans, an impairment is measured using the present value of estimated future cash flows, except that as a practical expedient an impairment may be measured based on a loan’s observable market price. If the present value of estimated future cash flows is used, the impaired loan and related allowance are revalued at least quarterly to reflect passage of time. For collateral-dependent impaired loans, an impairment is measured using the fair value of the collateral.

Loan commitments relating to troubled debt restructurings
As of December 31, 2011 and 2010, the Group did not have any material commitments to lend additional funds to debtors whose loan terms have been modified in troubled debt restructurings.

Bank
Loans, allowance for loan losses and credit quality

end of	2011	2010

Loans (CHF million)

Mortgages	72,980	69,953

Loans collateralized by securities	22,593	21,247

Consumer finance	3,753	2,833

Consumer	99,326	94,033

Real estate	22,000	20,115

Commercial and industrial loans	56,618	51,842

Financial institutions	32,870	33,608

Governments and public institutions	2,245	2,059

Corporate & institutional	113,733	107,624

Gross loans	213,059	201,657

of which held at amortized cost	192,365	183,105

of which held at fair value	20,694	18,552

Net (unearned income)/deferred expenses	(99)	(97)

Allowance for loan losses	(689)	(812)

Net loans	212,271	200,748

Gross loans by location (CHF million)

Switzerland	128,525	123,506

Foreign	84,534	78,151

Gross loans	213,059	201,657

Impaired loan portfolio (CHF million)

Non-performing loans	515	690

Non-interest-earning loans	219	298

Total non-performing and non-interest-earning loans	734	988

Restructured loans	13	52

Potential problem loans	574	438

Total other impaired loans	587	490

Gross impaired loans	1,321	1,478

Allowance for loan losses
	2011			2010	2009

	Consumer	Corporate & institutional	Total	Total	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	143	669	812	1,184	1,428

Net movements recognized in statements of operations	(5)	59	54	(139)	271

Gross write-offs	(51)	(169)	(220)	(234)	(618)

Recoveries	33	4	37	57	57

Net write-offs	(18)	(165)	(183)	(177)	(561)

Provisions for interest	1	11	12	1	38

Foreign currency translation impact and other adjustments, net	6	(12)	(6)	(57)	8

Balance at end of period	127	562	689	812	1,184

Allowance for loan losses and gross loans held at amortized cost by loan portfolio
	2011			2010			2009

end of	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Total

Allowance for loan losses (CHF million)

Balance at end of period	127	562	689	143	669	812	1,184

of which individually evaluated for impairment	99	388	487	110	490	600	839

of which collectively evaluated for impairment	28	174	202	33	179	212	345

Gross loans held at amortized cost (CHF million)

Balance at end of period	99,316	93,049	192,365	94,027	89,078	183,105	–

of which individually evaluated for impairment	327	850	1,177	384	903	1,287	–

of which collectively evaluated for impairment	98,989	92,199	191,188	93,643	88,175	181,818	–

Purchases, reclassifications and sales
	2011

in	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases	–	4,121	4,121

Reclassifications to loans held-for-sale [1]	–	1,363	1,363

Sales [1]	–	1,117	1,117

1 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2011 (CHF million)

Mortgages	151	560	8,023	47,769	15,815	487	8	16	0	151	72,980

Loans collateralized by securities	0	15	376	20,667	1,429	84	0	0	0	22	22,593

Consumer finance	0	4	43	2,990	504	20	0	9	23	150	3,743

Consumer	151	579	8,442	71,426	17,748	591	8	25	23	323	99,316

Real estate	340	193	893	11,209	8,784	267	0	3	0	40	21,729

Commercial and industrial loans	398	159	1,675	20,128	18,225	2,922	171	26	117	647	44,468

Financial institutions	3,906	2,204	11,092	5,462	1,622	760	3	43	0	119	25,211

Governments and public institutions	55	84	320	444	158	104	470	0	0	6	1,641

Corporate & institutional	4,699	2,640	13,980	37,243	28,789	4,053	644	72	117	812	93,049

Gross loans held at amortized cost	4,850	3,219	22,422	108,669	46,537	4,644	652	97	140	1,135	192,365

Value of collateral [1]	3,920	1,672	13,203	99,341	38,159	2,694	96	80	0	726	159,891

2010 (CHF million)

Mortgages	137	1,193	9,412	41,393	16,938	699	15	3	0	163	69,953

Loans collateralized by securities	1	66	330	19,681	1,116	9	0	0	0	44	21,247

Consumer finance	0	2	104	2,113	384	18	0	28	1	177	2,827

Consumer	138	1,261	9,846	63,187	18,438	726	15	31	1	384	94,027

Real estate	22	269	1,561	8,645	8,894	398	0	0	0	52	19,841

Commercial and industrial loans	350	615	1,891	19,896	14,917	2,863	95	239	159	687	41,712

Financial institutions	2,183	5,492	8,070	7,028	1,850	1,293	0	0	20	88	26,024

Governments and public institutions	57	140	209	425	87	60	517	0	0	6	1,501

Corporate & institutional	2,612	6,516	11,731	35,994	25,748	4,614	612	239	179	833	89,078

Gross loans held at amortized cost	2,750	7,777	21,577	99,181	44,186	5,340	627	270	180	1,217	183,105

Value of collateral [1]	2,476	3,645	12,975	91,558	38,036	3,416	66	0	0	545	152,717

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total

2011 (CHF million)

Mortgages	72,799	46	11	3	121	181	72,980

Loans collateralized by securities	22,449	129	4	1	10	144	22,593

Consumer finance	3,302	371	29	26	15	441	3,743

Consumer	98,550	546	44	30	146	766	99,316

Real estate	21,673	41	3	1	11	56	21,729

Commercial and industrial loans	43,751	441	87	48	141	717	44,468

Financial institutions	25,061	78	2	48	22	150	25,211

Governments and public institutions	1,640	1	0	0	0	1	1,641

Corporate & institutional	92,125	561	92	97	174	924	93,049

Gross loans held at amortized cost	190,675	1,107	136	127	320	1,690	192,365

2010 (CHF million)

Mortgages	69,713	80	14	8	138	240	69,953

Loans collateralized by securities	21,184	46	2	0	15	63	21,247

Consumer finance	2,484	267	37	9	30	343	2,827

Consumer	93,381	393	53	17	183	646	94,027

Real estate	19,780	35	0	1	25	61	19,841

Commercial and industrial loans	40,493	715	94	42	368	1,219	41,712

Financial institutions	25,886	125	3	0	10	138	26,024

Governments and public institutions	1,497	3	1	0	0	4	1,501

Corporate & institutional	87,656	878	98	43	403	1,422	89,078

Gross loans held at amortized cost	181,037	1,271	151	60	586	2,068	183,105

Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2011 (CHF million)

Mortgages	124	5	129	0	44	44	173

Loans collateralized by securities	25	11	36	0	0	0	36

Consumer finance	113	28	141	0	24	24	165

Consumer	262	44	306	0	68	68	374

Real estate	11	6	17	0	25	25	42

Commercial and industrial loans	193	111	304	13	424	437	741

Financial institutions	49	52	101	0	57	57	158

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	253	175	428	13	506	519	947

Gross impaired loans	515	219	734	13	574	587	1,321

2010 (CHF million)

Mortgages	135	15	150	0	43	43	193

Loans collateralized by securities	37	11	48	0	1	1	49

Consumer finance	146	29	175	0	3	3	178

Consumer	318	55	373	0	47	47	420

Real estate	34	10	44	0	14	14	58

Commercial and industrial loans	329	187	516	52	305	357	873

Financial institutions	9	40	49	0	72	72	121

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	372	243	615	52	391	443	1,058

Gross impaired loans	690	298	988	52	438	490	1,478

Gross impaired loan details
	2011			2010

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan details (CHF million)

Mortgages	138	131	17	168	158	26

Loans collateralized by securities	36	34	22	49	45	36

Consumer finance	153	151	60	167	166	48

Consumer	327	316	99	384	369	110

Real estate	27	22	16	55	45	29

Commercial and industrial loans	675	650	283	724	667	366

Financial institutions	142	141	83	118	117	89

Governments and public institutions	6	4	6	6	4	6

Corporate & institutional	850	817	388	903	833	490

Gross impaired loans with a specific allowance	1,177	1,133	487	1,287	1,202	600

Mortgages	33	33	–	25	25	–

Loans collateralized by securities	1	1	–	0	0	–

Consumer finance	13	13	–	11	12	–

Consumer	47	47	–	36	37	–

Real estate	14	14	–	3	3	–

Commercial and industrial loans	67	67	–	149	146	–

Financial institutions	16	16	–	3	4	–

Governments and public institutions	0	0	–	0	0	–

Corporate & institutional	97	97	–	155	153	–

Gross impaired loans without specific allowance	144	144	–	191	190	–

Gross impaired loans	1,321	1,277	487	1,478	1,392	600

of which consumer loans	374	363	99	420	406	110

of which corporate and institutional loans	947	914	388	1,058	986	490

Gross impaired loan details (continued)
	2011			2010

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan details (CHF million)

Mortgages	139	1	0	169	1	1

Loans collateralized by securities	35	0	0	48	1	0

Consumer finance	135	2	1	191	8	4

Consumer	309	3	1	408	10	5

Real estate	28	0	0	52	0	0

Commercial and industrial loans	812	7	6	701	5	5

Financial institutions	147	0	0	133	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate & institutional	993	7	6	892	5	5

Gross impaired loans with a specific allowance	1,302	10	7	1,300	15	10

Mortgages	68	0	0	77	0	0

Loans collateralized by securities	4	0	0	3	0	0

Consumer finance	19	0	0	14	0	0

Consumer	91	0	0	94	0	0

Real estate	74	5	5	14	0	0

Commercial and industrial loans	130	0	0	238	0	0

Financial institutions	19	0	0	4	0	0

Governments and public institutions	0	0	0	0	0	0

Corporate & institutional	223	5	5	256	0	0

Gross impaired loans without specific allowance	314	5	5	350	0	0

Gross impaired loans	1,616	15	12	1,650	15	10

of which consumer loans	400	3	1	502	10	5

of which corporate and institutional loans	1,216	12	11	1,148	5	5

As of December 31, 2011 and 2010, the Bank did not have any material commitments to lend additional funds to debtors whose loan terms have been modified in troubled debt restructurings.
> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” in V – Consolidated financial statements – Credit Suisse Group for further information.